Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,153,851
Accumulated amortization	(105,128)
Intangible assets, net	3,048,723
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,501,330
Software copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 652,521